Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2024
Preferred Stock [Abstract]
Schedule of Preferred Stock Authorized, Issued and Outstanding

A summary of the Zoomcar, Inc. Preferred Stock authorized, issued and outstanding as of the date of the Reverse Recapitalization is as follows:

	As at December 28, 2023
	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference
Preferred Stock
Series Seed	6,836,726	6,836,726	1.42	1,542,203	1,542,203
Series A	11,379,405	11,379,405	2.00	9,288,872	9,288,872
Series A2	4,536,924	4,536,924	2.25	10,760,224	10,760,224
Series B	18,393,332	18,393,332	2.25	31,416,488	31,416,488
Series C	12,204,208	4,125,666	2.33	10,534,889	10,534,889
Series D	21,786,721	19,016,963	2.31	34,894,262	34,894,262
Series E	32,999,472	29,999,520	16.92	55,260,089	55,260,089
Series E1	32,000,000	5,020,879	23.69	15,277,410	15,277,410
Total preferred stock	140,136,788	99,309,415		168,974,437	168,974,437